SHARE-BASED COMPENSATION (Details) - 2010 Omnibus Incentive Plan [Member]	12 Months Ended
	Dec. 31, 2018 Installment $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Apr. 29, 2010 shares
Description of Plan [Abstract]
Number of shares authorized (in shares)				1,500,000
SARs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3
Expiration period	10 years
Grant Activity [Abstract]
Outstanding (in shares)	796,980	796,980	821,117
Exercisable (in shares)	796,980	796,980	821,117
Outstanding (in dollars per share) | $ / shares	$ 12.74	$ 12.74	$ 12.74
Exercisable (in dollars per share) | $ / shares	$ 12.74	$ 12.74	$ 12.74
Exercised (in shares)		24,137
Exercised (in dollars per share) | $ / shares		$ 12.73
Weighted average remaining contractual life	2 years 1 month 6 days
RSUs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3